UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arlene Francis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                July 20, 2007
     ----------------------         -------------             -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           69

Form 13F Information Table Value Total:  $   291,734
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8      284   284000 PRN      SOLE                                     284000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5472  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5973  6026000 PRN      SOLE                                    6026000
Liquidia Technologies Series A PFD                             105    30580 SH       SOLE                                      30580
A T & T                        COM              001957109      220     5300 SH       SOLE                                       5300
Acxiom                         COM              005125109     3367   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     4232   285000 SH       SOLE                                     285000
AmSurg                         COM              03232P405     2742   113605 SH       SOLE                                     113605
AngioDynamics                  COM                             357    19800 SH       SOLE                                      19800
ArthroCare                     COM              043136100     1901    43300 SH       SOLE                                      43300
Avid Technology                COM              05367P100     3731   105540 SH       SOLE                                     105540
BISYS Group                    COM              055472104     5286   446795 SH       SOLE                                     446795
Baldor Electric                COM              057741100    14577   295805 SH       SOLE                                     295805
Biomet                         COM              090613100     5673   124090 SH       SOLE                                     124090
Brady                          COM              104674106     1200    32300 SH       SOLE                                      32300
Buckeye Partners LP Unit       COM              118230101      341     6650 SH       SOLE                                       6650
CYTYC                          COM              232946103     5691   132000 SH       SOLE                                     132000
Celgene                        COM              151020104     1852    32300 SH       SOLE                                      32300
Charles River Labs             COM              159864107     2861    55430 SH       SOLE                                      55430
Cognex                         COM              192422103     5734   254710 SH       SOLE                                     254710
Computer Programs & Systems    COM              205306103     1605    51800 SH       SOLE                                      51800
DJO                            COM              23325G104     1543    37400 SH       SOLE                                      37400
Digital River                  COM              25388b104     1884    41625 SH       SOLE                                      41625
Dionex                         COM              254546104     7874   110910 SH       SOLE                                     110910
Energy Conversion              COM              292659109      462    15000 SH       SOLE                                      15000
Exxon                          COM              302290101      327     3900 SH       SOLE                                       3900
FactSet Research System        COM              303075105     7222   105655 SH       SOLE                                     105655
Forrester Research             COM              346563109     6848   243455 SH       SOLE                                     243455
Fuelcell Energy                COM              35952H106      198    25000 SH       SOLE                                      25000
Gentex                         COM              371901109      727    36900 SH       SOLE                                      36900
Genzyme                        COM              372917104     2997    46532 SH       SOLE                                      46532
Haemonetics                    COM              405024100    13836   263000 SH       SOLE                                     263000
Healthways                     COM              422245100     3030    63975 SH       SOLE                                      63975
Huron Consulting Group         COM              447462102     2267    31050 SH       SOLE                                      31050
ICON PLC ADR                   COM              45103T107     7914   180940 SH       SOLE                                     180940
IDEXX Laboratories             COM              45168D104    10772   113830 SH       SOLE                                     113830
ITRON                          COM              465741106     6878    88250 SH       SOLE                                      88250
Invitrogen                     COM              46185r100      324     4400 SH       SOLE                                       4400
Jack Henry & Associates        COM              426281101     3901   151500 SH       SOLE                                     151500
Johnson & Johnson              COM              478160104     5917    96028 SH       SOLE                                      96028
KV Pharmaceutical Cl A         COM              482740206     8119   298062 SH       SOLE                                     298062
Kaydon                         COM              486587108     2721    52200 SH       SOLE                                      52200
Keystone Automotive            COM              49338N109    17676   427255 SH       SOLE                                     427255
LECG                           COM              523234102     1376    91075 SH       SOLE                                      91075
Manhattan Associates           COM              562750109    10803   387075 SH       SOLE                                     387075
Martek Biosciences             COM                            2342    90200 SH       SOLE                                      90200
MedQuist                       COM              584949101      788    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     5972   195550 SH       SOLE                                     195550
Mentor                         COM              587188103     2856    70200 SH       SOLE                                      70200
Merit Med Sys                  COM              589889104     2721   227500 SH       SOLE                                     227500
Microtek Medical Holdings      COM              59515B109     3222   700500 SH       SOLE                                     700500
O'Reilly Automotive            COM              686091109     8901   243540 SH       SOLE                                     243540
Orthofix                       COM              N6748L102     4190    93170 SH       SOLE                                      93170
PRA International              COM              69353C101     6101   241150 SH       SOLE                                     241150
Pharmaceutical Prod Dvlpt      COM              717124101    16299   425905 SH       SOLE                                     425905
Quaker Chemical                COM              747316107     2950   124991 SH       SOLE                                     124991
ResMed                         COM                            1597    38700 SH       SOLE                                      38700
Respironics                    COM              761230101     5594   131335 SH       SOLE                                     131335
SEI Investments                COM              784117103     8712   300000 SH       SOLE                                     300000
Sanmina-SCI                    COM              800907107     1652   527774 SH       SOLE                                     527774
Sapiens Int'l                  COM              N7716A102       52    19020 SH       SOLE                                      19020
Skyworks Solutions             COM              020753109     1600   217650 SH       SOLE                                     217650
Spacehab                       COM              846243103      155   239000 SH       SOLE                                     239000
Stem Cell Innovations          COM              85857B100        5   225000 SH       SOLE                                     225000
UQM Technologies               COM              903213106      117    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911x104     8397   503086 SH       SOLE                                     503086
Veeco Instruments              COM              922417100      937    45200 SH       SOLE                                      45200
VistaCare                      COM              92839Y109     1658   168800 SH       SOLE                                     168800
Zebra Technologies             COM              989207105     6095   157330 SH       SOLE                                     157330